SPECIAL PURPOSE ENTITIES - Assets and Liabilities of Consolidated VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Energy storage systems, net	$ 106,114	$ 123,703
Deferred revenue, current portion	9,158	36,942
Deferred revenue, noncurrent	28,285	15,468
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Energy storage systems, net	649	1,463
Deferred revenue, current portion	283	283
Deferred revenue, noncurrent	753	1,047
Other liabilities	$ 159	$ 239